UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22608

                    Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 270-7788

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Global Multi-Sector Income Fund

Not FDIC Insured No Bank Guarantee May Lose Value	June 30, 2014

MESSAGE TO SHAREHOLDERS

Dear Virtus Global Multi-Sector Income Fund Shareholder:

I am pleased to share with you the semiannual report for the Virtus Global Multi-Sector Income Fund for the six months ended June 30, 2014. The report contains commentary from the portfolio management team at Newfleet Asset Management on how the fixed income markets and the fund performed during the period.

For the six months ended June 30, 2014, the fund’s NAV gained 9.76%, including $0.872 in reinvested distributions. For the same period, the fund’s benchmark, the Barclays Global Aggregate Bond Index, returned 4.93%, including reinvested dividends.

On behalf of Newfleet Asset Management and Virtus Investment Partners, I welcome all investors to the fund and thank you for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President and Trustee

Virtus Global Multi-Sector Income Fund

July 2014

This information does not represent an offer, or the solicitation of an offer, to buy or sell securities of the Fund.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2014 (Unaudited)

Managers Discussion of Fund Performance

About the Fund

The Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the global bond market. There is no guarantee that the Fund will achieve its objective.

The use of leverage currently enables the Fund to borrow at short-term rates and then use the proceeds to invest at higher yields. As of June 30, 2014, the Fund’s leverage consisted of $84 million of debt, which represented approximately 27% of the Fund’s total assets.

Portfolio Review – Newfleet Asset Management LLC (“Newfleet”)

Newfleet’s Multi-Sector Fixed Income Strategies team manages the Fund, leveraging the knowledge and skill of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary discusses Newfleet’s management of the Fund from January 1, 2014 through June 30, 2014.

How did the global fixed income markets perform during the first six months of 2014?

•	Spread sectors outperformed U.S. Treasuries as the overall economic picture remains supportive of these sectors of the fixed income markets, as economic growth is still expected to be positive, but subdued enough to likely keep inflation at low levels and the Federal Reserve (the “Fed”) from raising short-term interest rates in the immediate future. Spread sectors were also supported by an overall improvement in the U.S. macroeconomic environment, positive credit fundamentals, and continued demand for spread product.

•	Contrary to the expectations of many investors that interest rates would rise, U.S. Treasury rates actually declined across the intermediate to long part of the yield curve and the curve flattened. There was a slight increase in yields on the short end of the curve. Among the reasons for declining yields include attractive rates in the U.S. compared to other countries, slow growth in the U.S., and low inflation. The central bank continued to taper bond purchases, however, the Fed acknowledged that signs of weakness remain, indicating that short-term interest rates will remain low in the near term.

•	Despite negative Gross Domestic Product (“GDP”) growth during the first quarter, expectations are for stronger growth in the second quarter and the second half of 2014, as a result of recent gains in employment, manufacturing, capital goods orders, and a return to normal consumer spending levels.

•	Globally, geopolitical risk increased with the conflict between Russia and Ukraine, concern of a default in Argentina, and violence in Iraq. The U.S. Supreme Court left rulings intact that may force Argentina to pay billions to holders of repudiated bonds, rejecting the country’s appeal in a case that has unsettled its financial markets and triggered threats of a new default. In Iraq, mounting tension in Sunni-controlled regions broke as violence spread across the nation, threatening to tear the country apart.

What factors affected the Fund’s performance during the period?

The outperformance of most fixed income spread sectors relative to U.S. Treasuries was the key driver of the Fund’s outperformance. Corporate high yield, investment grade

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2014 (Unaudited)

Managers Discussion of Fund Performance (Continued)

corporates, emerging market high yield, and Yankee high quality were all positive contributors to performance. A primary detractor from performance was the Fund’s exposure to Russian sovereign and corporate debt.

Corporate high yield’s strong return was mainly due to the rally in U.S. Treasury rates and the continuation of a risk-on trading environment. In addition, the sector benefited from a combination of factors, including positive mutual fund flows and strong credit fundamentals. Issue selection within investment grade corporates was a positive contributor to the Fund; specifically, the overweight to BBB-rated bonds benefited performance.

Emerging markets outperformed led by the high yield sub-segment, especially Argentina and Venezuela. Emerging markets growth forecasts have weakened recently, however spreads have tightened year to date, and by historical standards, relative value remains attractive versus domestic alternatives. Markets also continue to fixate on Chinese data points.

The Fund’s exposure to Russian sovereign and corporate debt detracted from performance. The Russia/Ukraine conflict caused Russian debt to weaken meaningfully. Russian debt has recovered much of its decline, as tensions eased during June, but has still underperformed for the first half of 2014.

What is your outlook for fixed income markets?

The U.S. economy appears to be improving as manufacturing is holding up well, and capital spending, unemployment, and housing continue to make progress. We continue to be constructive on spread sectors, with a focus on credits with sound balance sheets, liquidity, and consistent free cash flow. Credit fundamentals remain positive in sectors such as corporate high yield and bank loans. With strong fundamentals such as low defaults and good interest coverage, robust demand, and a supportive environment for fixed income, spread sectors continue to offer attractive investment opportunities to investors searching for yield. Although we remain positive on spread sectors, headwinds still exist. Geopolitical noise, elevated unemployment, and the overall strength of the global economy remain in question.

Despite many market challenges, it is important to keep in mind that situations like these create opportunities. Toward that end, we will maintain diversification in all of our credit-intensive sectors. We will look to be tactical with corporate credit, adding selectively on weakness, and will consider corporate alternatives such as commercial mortgage-backed securities and taxable municipals where it would be favorable to the Fund.

We are cautiously optimistic on the outlook for non-U.S. dollar bonds in 2014, favoring countries with improving fundamentals and a significant yield advantage versus U.S. Treasury bonds. Despite the Fed’s retreat from quantitative easing, the global monetary backdrop should remain accommodative, and this bodes well for a number of higher yielding foreign currency investment alternatives. Nonetheless, global markets remain highly data dependent, and volatility is likely to remain elevated due to uncertainty surrounding the impact of Fed policy, and economic momentum in the U.S., China, and Europe.

In response to the conflict in Eastern Ukraine, we have reduced our portfolio positions in Russian securities to a level where we are comfortable with the volatility. The situation remains fluid and we are constantly evaluating the impact of the conflict, including sanctions, on the creditworthiness of issuers. We will continue to monitor developments and will add or reduce exposure based on our evolving outlook.

Given the current environment, we see the potential for the outperformance of spread sectors relative to U.S. Treasuries, as we get

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2014 (Unaudited)

Managers Discussion of Fund Performance (Continued)

more clarity on the sustainability and strength of the U.S. economic recovery and the slowing of global economies. We believe the Fund is well positioned to capitalize on opportunities as they arise, and will take advantage of any weakness in sectors or individual issues that may create value.

Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a security may fail to make payments in a timely manner. Values of debt securities may rise and fall in response to changes in interest rates. This risk may be enhanced with longer-term maturities.

Selling call options may limit a fund’s opportunity to profit from the increase in price of its underlying portfolio, and selling put options may cause a fund to have to purchase a security for more than its market price. Buying call options or put options risks the loss of the premiums paid for those options.

Changes in interest rates can cause both extension and prepayment risks for asset and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Shares of closed-end investment companies, such as the fund, trade in the market above, at and below net asset value. This characteristic is a risk separate and distinct from risk that the fund’s net asset value could decline. The fund is not able to predict whether its shares will trade above, below or at net asset value in the future.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

JUNE 30, 2014

(Unaudited)

The following tables presents the portfolio holdings within certain sectors or countries and as a percentage of total investments net of written options at June 30, 2014.

Asset Allocation

Corporate Bonds and Notes		69%
Financials	30%
Energy	15
Materials	7
Total of all others	17
Foreign Government Securities		12
Loan Agreements		11
Preferred Stock		3
Asset-Backed Securities		2
Mortgage-Backed Securities		2
Other (includes short-term investment)		1

		100%

Country Weightings

United States	41%
Brazil	5
Mexico	5
Luxembourg	4
Cayman Islands	3
Chile	3
Venezuela	3
Other	36

Total	100%

The accompanying notes are an integral part of these financial statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

JUNE 30, 2014

(Unaudited)

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments.

The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges and it is not available for direct investment.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Gross Domestic Product (GDP): The market value of all officially recognized final goods and services produced within a country in a given period.

Payment-in-Kind (PIK)

A bond that pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Quantitative Easing

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

OUR PRIVACY COMMITMENT

The Virtus Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.

Information We Collect

We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:

•	Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and

•	Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).

Information Disclosed in Administering Products and Services

We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.

Procedures to Protect Confidentiality and Security of Your Personal Information

We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.

We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our Web site and/or other communications.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.4%
Alabama—0.2%
County of Jefferson, Sewer Revenue Sub-Lien Warrants, Series D 6.000%, 10/1/42	$420		$459

California—0.6%
San Diego Tobacco Settlement Revenue Funding Corp. Bond Taxable 7.125%, 6/1/32	659		648
State of California Build America Bond Taxable 7.500%, 4/1/34	570		812

			1,460

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		804

Iowa—0.2%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	490		511
TOTAL MUNICIPAL BONDS (Identified Cost $2,939)			3,234
FOREIGN GOVERNMENT SECURITIES—16.4%
Argentine Republic 7.000%, 4/17/17	500		469
8.750%, 5/7/24	530		498
8.280%, 12/31/33	1,472		1,237
Bolivarian Republic of Venezuela RegS 8.250%, 10/13/24(4)	570		460
7.650%, 4/21/25	1,845		1,430
Commonwealth of Australia Series 130, 4.750%, 6/15/16	1,645	AUD	1,616

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	1,400	NZD	$1,249
Dominican Republic 144A 5.875%, 4/18/24(3)	$1,000		1,048
Federative Republic of Brazil 8.500%, 1/5/24	3,460	BRL	1,515
Hungary 5.750%, 11/22/23	352		390
Mongolia 144A 4.125%, 1/5/18(3)	800		760
New South Wales, Australia Treasury Corp. Series 17 5.500%, 3/1/17	435	AUD	439
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	680		678
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	800		824
Republic of Chile 5.500%, 8/5/20	547,000	CLP	1,033
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	998,500	COP	633
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	800		833
7.000%, 4/4/44	1,000		1,042
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,420		1,560
Republic of Ecuador 144A 7.950%, 6/20/24(3)	800		820
Republic of Iceland 144A 5.875%, 5/11/22(3)	1,180		1,302
Republic of Indonesia Series FR30, 10.750%, 5/15/16	17,941,000	IDR	1,603
Series FR55, 7.375%, 9/15/16	4,365,000	IDR	367
Series FR63, 5.625%, 5/15/23	7,482,000	IDR	530
Republic of Iraq RegS 5.800%, 1/15/28(4)	890		808

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Peru GDN 144A 7.840%, 8/12/20(3)	875	PEN	$359
RegS 6.900%, 8/12/37(4)	1,700	PEN	634
Republic of Slovak 144A 4.375%, 5/21/22(3)	$1,235		1,318
Republic of South Africa Series R203, 8.250%, 9/15/17	8,060	ZAR	778
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	1,085		1,145
Republic of Uruguay 4.375%, 12/15/28	26,085	UYU(9)	1,263
Russian Federation 144A 7.850%, 3/10/18(3)	55,000	RUB	1,611
144A 4.875%, 9/16/23(3)	2,000		2,065
United Mexican States Series M, 6.000%, 6/18/15	35,100	MXN	2,780
Series M, 6.500%, 6/9/22	19,000	MXN	1,557
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $37,394)			36,654
MORTGAGE-BACKED SECURITIES—2.5%
Non-Agency—2.5%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	448		465
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	701		727
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	1,000		1,055
07-PW18, AM 6.084%, 6/11/50(2)	1,400		1,583
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(2)	490		507

	PAR VALUE	VALUE
Non-Agency (continued)
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	$320	$330
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.469%, 11/23/43(2)(3)	18	18
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	820	873
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,445)		5,558
ASSET-BACKED SECURITIES—3.4%
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	810	831
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450	1,459
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,449	1,557
Drug Royalty LP I 12-1, A2 144A 5.800%, 7/15/24(3)	670	696
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	458	465
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,157	1,178
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(3)	551	567
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	772	772
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,197)		7,525

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS—93.2%
Consumer Discretionary—5.3%
Arcelik AS 144A 5.000%, 4/3/23(3)	$470		$454
Arcos Dorados Holdings, Inc.
144A 10.250%, 7/13/16(3)	1,115	BRL	484
144A 6.625%, 9/27/23(3)	600		630
Boyd Gaming Corp. 9.000%, 7/1/20	325		360
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	960		1,020
144A 6.125%, 7/1/22(3)	215		225
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	750		631
Caesars Entertainment Resort Properties LLC 144A 11.000%, 10/1/21(3)	525		567
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	540		549
Clear Channel Communications, Inc. 144A 10.000%, 1/15/18(3)	350		340
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	225		243
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	25		26
144A 4.875%, 11/1/20(3)	710		731
144A 5.375%, 11/1/23(3)	20		21
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	610		686
Grupo Televisa SAB 7.250%, 5/14/43	8,000	MXN	534
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	175		167
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	475		530
Numericable Group SA 144A 6.000%, 5/15/22(3)	670		698
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	395		374
QVC, Inc. 5.125%, 7/2/22	690		734

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Toll Brothers Finance Corp. 6.750%, 11/1/19	$615	$712
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	555	597
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	565	582

		11,895

Consumer Staples—0.3%
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)	300	287
Elizabeth Arden, Inc. 7.375%, 3/15/21	405	431

		718

Energy—22.4%
Afren plc
144A 10.250%, 4/8/19(3)	651	738
144A 6.625%, 12/9/20(3)	750	774
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)	1,415	1,450
CHC Helicopter SA 9.250%, 10/15/20	1,035	1,133
Denbury Resources, Inc. 5.500%, 5/1/22	770	788
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)	2,000	2,272
Ecopetrol S.A. 5.875%, 9/18/23	640	719
Energy XXI Gulf Coast, Inc. 7.500%, 12/15/21	805	865
EnQuest plc 144A 7.000%, 4/15/22(3)	930	962
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,400	1,460
Forest Oil Corp. 7.250%, 6/15/19	1,086	1,081
FTS International, Inc. 144A 6.250%, 5/1/22(3)	620	637
Gazprom Neft OAO (Gaz Capital SA) 144A 6.000%, 11/27/23(3)(7)	335	344
144A 6.510%, 3/7/22(3)(7)	1,100	1,192
144A 4.950%, 2/6/28(3)(7)	1,300	1,212

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Energy (continued)
GeoPark Latin America Ltd. 144A 7.500%, 2/11/20(3)	$1,020	$1,109
Gulfmark Offshore, Inc. 6.375%, 3/15/22	1,700	1,777
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)	625	686
KazMunayGas National Co. JSC
144A 4.400%, 4/30/23(3)	1,275	1,250
144A 5.750%, 4/30/43(3)	300	288
Lukoil OAO International Finance BV 144A 6.125%, 11/9/20(3)(7)	1,100	1,189
144A 4.563%, 4/24/23(3)	800	772
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	500	553
Memorial Production Partners LP 7.625%, 5/1/21	700	739
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	2,000	2,220
New Field Exploration Co.(The) 5.625%, 7/1/24	1,200	1,317
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	520	524
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,475	1,579
Pacific Rubiales Energy Corp. 144A 7.250%, 12/12/21(3)	965	1,076
Parker Drilling Co.(The) 144A 6.750%, 7/15/22(3)	350	366
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	1,200	1,139
144A 6.000%, 5/3/42(3)	1,200	1,125
Petrobras Global Finance BV 6.250%, 3/17/24	770	820
Petrobras International Finance Co. 6.750%, 1/27/41(13)	3,275	3,373

	PAR VALUE		VALUE
Energy (continued)
Petroleos de Venezuela SA
5.000%, 10/28/15	$325		$306
RegS 8.500%, 11/2/17(4)	4,780		4,440
Petroleos Mexicanos 144A 6.375%, 1/23/45(3)	1,500		1,742
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	955		969
Regency Energy Partners LP 5.875%, 3/1/22	910		991
Rosetta Resources, Inc. 5.875%, 6/1/24	945		984
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	675		717
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350		1,272
Tullow Oil plc 144A 6.000%, 11/1/20(3)	930		970

			49,920

Financials—38.6%
Aircastle Ltd. 5.125%, 3/15/21	1,470		1,521
Akbank TAS 144A 7.500%, 2/5/18(3)	1,145	TRY	501
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.750%, 4/28/21(3)(7)	925		1,000
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)(13)	2,460		2,642
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750		837
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785		790
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	800		869
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	1,750		1,973
Banco Bradesco S.A. 144A 5.750%, 3/1/22(3)	2,000		2,095

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS (continued)
Financials (continued)
Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)	$2,000		$2,175
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,225		1,305
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860		1,852
Banco do Brasil SA RegS 5.375%, 1/15/21(4)(5)(6)	525		539
144A 9.250%, 10/31/49(2)(3)	1,425		1,482
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	1,260		1,339
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600	BRL	259
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,750		1,760
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)	1,000		1,054
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	1,900		2,095
Bancolombia S.A. 5.125%, 9/11/22	1,220		1,227
Bank of Baroda 144A 4.875%, 7/23/19(3)	695		733
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	1,500		1,656
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745		805
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)(13)	2,200		2,300
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	1,100		1,133
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	810		825
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	1,250		1,257
Chubb Corp. (The) 6.375%, 3/29/67(2)(13)	2,175		2,417
Corp Andina de Fomento 8.125%, 6/4/19	1,000		1,251

	PAR VALUE	VALUE
Financials (continued)
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	$1,000	$996
Country Garden Holdings Co., Ltd. 144A 7.250%, 4/4/21(3)	1,000	975
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	220	225
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845	800
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600	1,580
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	635	606
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	465	496
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,610
Genworth Holdings, Inc. 4.900%, 8/15/23	1,060	1,134
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	950	1,000
HSBC Finance Corp. 6.676%, 1/15/21	1,900	2,271
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	1,560	1,683
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	925	977
International Lease Finance Corp.
3.875%, 4/15/18	195	200
5.875%, 8/15/22	2,310	2,524
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	900	930
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	1,200	1,239
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	876
Macquarie Group Ltd.
144A 6.000%, 1/14/20(3)	1,100	1,246
144A 6.250%, 1/14/21(3)	325	372

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS (continued)
Financials (continued)
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	$400		$446
Morgan Stanley
144A 10.090%, 5/3/17(3)(13)	6,050	BRL	2,704
Series H, 5.450%, 12/29/49(2)(5)	120		122
Navient Corp. (SLM Corp.) 5.500%, 1/25/23	1,515		1,502
Nordea Bank AB 144A 4.250%, 9/21/22(3)(13)	2,035		2,107
Oversea-Chinese Banking Corp Ltd 4.250%, 6/19/24(3)	1,500		1,505
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,805		1,877
Progressive Corp. (The) 6.700%, 6/15/37(2)(13)	2,160		2,403
Prudential Financial, Inc.
5.875%, 9/15/42(2)(13)	2,500		2,716
5.625%, 6/15/43(2)	400		428
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	1,400		1,648
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)(7)	850		871
144A 5.100%, 7/25/18(3)	750		758
Telecom Italia Capital SA 7.175%, 6/18/19	725		839
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095		1,101
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	725		796
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400		1,493
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	725		764
Walter Investment Management Corp. 144A 7.875%, 12/15/21(3)	780		817

			86,329

	PAR VALUE		VALUE
Health Care—0.3%
Catamaran Corp. 4.750%, 3/15/21	$520		$526

Industrials—6.3%
AAR Corp. 7.250%, 1/15/22	710		781
ADT Corp.(The) 6.250%, 10/15/21	920		978
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	360		372
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200		1,252
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	855		952
01-1, G 7.100%, 4/2/21	1,507		1,673
Avianca Holdings SA (Avianca Leasing LLC) 144A 8.375%, 5/10/20(3)	900		967
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000		1,115
ESAL GmbH 144A 6.250%, 2/5/23(3)	980		965
KOC Holding AS 144A 3.500%, 4/24/20(3)	1,110		1,056
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	638		690
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	350	BRL	143
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	220		224
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000		939
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23	846		992
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	883		975

			14,074

Information Technology—2.7%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	1,285		1,291

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Information Technology (continued)
First Data Corp. 11.750%, 8/15/21	$1,850	$2,202
Sensata Technologies BV 144A 4.875%, 10/15/23(3)	970	968
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	570	533
VeriSign, Inc. 4.625%, 5/1/23	950	943

		5,937

Materials—9.4%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,279
Cascades, Inc. 7.875%, 1/15/20	650	694
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	695	799
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	940	980
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	421
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	425	429
Evraz Group S.A. 144A 6.500%, 4/22/20(3)	775	723
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	1,050	1,147
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,600	1,808
Hexion U.S. Finance Corp. 6.625%, 4/15/20	720	767
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	993
Mexichem SAB de C.V. 144A 4.875%, 9/19/22(3)	450	468
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	1,500	1,573
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500	1,590

	PAR VALUE		VALUE
Materials (continued)
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	$2,200		$2,151
Tronox Finance LLC 6.375%, 8/15/20	805		835
United States Steel Corp. 6.875%, 4/1/21	965		1,033
Vale Overseas Ltd. 4.375%, 1/11/22	1,315		1,350
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650		1,910

			20,950

Telecommunication Services—4.7%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000	MXN	612
Axtel SAB de CV 144A 8.000%, 1/31/20(2)(3)	360		366
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	1,430		1,472
Comcel Trust 144A 6.875%, 2/6/24(3)	570		617
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	1,075		1,177
Empresa Nacional de Tele Chile S.A. 144A 4.875%, 10/30/24(3)	415		432
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	955		1,013
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	250		270
Sprint Corp. 144A 7.250%, 9/15/21(3)	1,000		1,106
T-Mobile USA, Inc.
6.125%, 1/15/22	450		479
6.836%, 4/28/23	290		317
6.500%, 1/15/24	325		348
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	1,000		1,103
Windstream Corp. 7.750%, 10/15/20	1,150		1,252

			10,564

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS (continued)
Utilities—3.3%
AmeriGas Partners LP 6.750%, 5/20/20	$1,200	$1,308
Calpine Corp.
144A 6.000%, 1/15/22(3)	50	54
144A 7.875%, 1/15/23(3)	678	756
Electricite de France SA 144A 5.250%(2)(3)(5)(6)	1,325	1,352
Enel SpA 144A 8.750%, 9/24/73(2)(3)	380	448
Israel Electric Corp Ltd 144A 6.875%, 6/21/23(3)	725	830
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	540	635
NRG Energy, Inc. 7.875%, 5/15/21	925	1,030
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)(7)	990	1,015

		7,428
TOTAL CORPORATE BONDS (Identified Cost $201,978)		208,341
LOAN AGREEMENTS(2)—14.3%
Consumer Discretionary—3.7%
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 9.500%, 10/31/16	926	931
Tranche B-7, 9.750%, 1/28/18	231	228
Caesars Growth Partners Term B, First Lien 6.250%, 5/8/21	315	316
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20(8)	675	701
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	858	862
Granite Broadcasting Corp. 6.750%, 5/23/18(8)	198	198
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	1,115	1,121

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Marina District Finance Co., Inc. 6.750%, 8/15/18	$431	$437
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	631	648
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	1,008	1,032
SEASAC, Inc. First Lien, 5.000%, 2/7/19	373	377
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	476	493
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	881	875

		8,219

Energy—2.0%
Chief Exploration & Development LLC 0.000%, 5/16/21(8)	682	699
Fieldwood Energy LLC Second Lien, 8.375%, 9/30/20	913	943
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	456	461
NGPL Pipeco LLC 6.750%, 9/15/17	722	724
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	825	842
Templar Energy LLC Second Lien, 8.000%, 11/25/20	915	910

		4,579

Financials—1.0%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	363	364
Asurion LLC Second Lien, 8.500%, 3/3/21	460	478
Capital Automotive LP Second Lien, 6.000%, 4/30/20	73	75

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Financials (continued)
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	$1,251	$1,295

		2,212

Health Care—1.3%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	250	252
Second Lien, 11.000%, 1/2/19	161	162
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	759	759
InVentiv Health, Inc. 7.500%, 8/4/16	547	550
MMM Holdings, Inc. 9.750%, 12/12/17	231	233
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	168	169
Regional Care, Inc. 6.000%, 4/23/19	553	553
Surgery Center Holdings, Inc. Second Lien, 9.750%, 4/11/20	342	349

		3,027

Industrials—2.4%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	1,042	1,045
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	795	801
DynCorp International, Inc. 6.250%, 7/7/16	573	575
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	785	805
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	520	530
Tranche B-4, 6.000%, 8/4/19	149	152

	PAR VALUE	VALUE
Industrials (continued)
Husky Injection Molding 4.250%, 7/2/18	$1,030	$1,033
Navistar, Inc. Tranche B, 5.750%, 8/17/17	507	518

		5,459

Information Technology—3.2%
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	844	846
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	48	49
Blue Coat Systems, Inc.
4.000%, 5/31/19	933	935
Second Lien, 9.500%, 6/26/20	585	596
Deltek, Inc. Second Lien, 0.000%, 10/10/19(8)	1,087	1,112
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	574	579
Kronos, Inc. Second Lien, 9.750%, 4/30/20	959	1,001
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	300	307
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17(8)	480	485
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	872	882
Wall Street Systems, Inc. 4.500%, 4/30/21	263	264

		7,056

Materials—0.6%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	1,297	1,303

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
LOAN AGREEMENTS (continued)
Utilities—0.1%
ExGen Renewables I LLC 5.250%, 2/6/21	$188		$192
TOTAL LOAN AGREEMENTS (Identified Cost $31,650)			32,047
	SHARES
PREFERRED STOCK—3.7%
Energy—0.5%
PTT Exploration & Production PCL 144A 4.875%(2)(3)(5)	1,100	(10)	1,108

Financials—3.2%
Citigroup, Inc. Series J, 7.125%	30,800		852
General Electric Capital Corp. Series B, 6.250%(2)	500	(10)	556
Series C, 5.250%(2)	600	(10)	607
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)(5)	210	(10)	217
JPMorgan Chase & Co., Series Q, 5.150%(2)	960	(10)	925
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	890	(10)	856
U.S. Bancorp Series G, 6.000%	32,400		888
Wells Fargo & Co. Series K, 7.980%(2)	840	(10)	955
Zions Bancorp, 6.950%	47,150		1,249

			7,105
TOTAL PREFERRED STOCK (Identified Cost $8,057)			8,213
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index Fund expiration 7/11/14 strike price $2,050(11)	1,150		6

	SHARES	VALUE
Call Options (continued)
S&P 500® Index Fund expiration 7/3/14 strike price $2,050(11)	1,144	$2

		8

Put Options—0.1%
S&P 500® Index Fund expiration 7/11/14 strike price $1,850(11)	1,150	126
S&P 500® Index Fund expiration 7/3/14 strike price $1,865(11)	1,144	63

		189
TOTAL PURCHASED OPTIONS (Premiums Paid $351)		197
TOTAL LONG TERM INVESTMENTS—135.0%
(Identified Cost $295,011)		301,769	(12)
SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,557,577	1,557
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,558)		1,557
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—135.7%
(Identified Cost $296,569)		303,326	(1)
WRITTEN OPTIONS—(0.2)%
Call Options—(0.0)%
S&P 500® Index Fund expiration 7/11/14 strike price $2,000(11)	1,150	(46)
S&P 500® Index Fund expiration 7/3/14 strike price $2,000(11)	1,144	(6)

		(52)

Put Options—(0.2)%
S&P 500® Index Fund expiration 7/3/14 strike price $1,920(11)	1,144	(114)

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
WRITTEN OPTIONS (continued)
Put Options (continued)
S&P 500® Index Fund expiration 7/11/14 strike price $1,905(11)	1,150	$(288)

		(402)
TOTAL WRITTEN OPTIONS (Premiums Received $882)		(454	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—135.5% (Identified Cost $295,687)		302,872
Other assets and liabilities, net—(35.5)%		(79,386)

NET ASSETS—100.0%		$223,486

Abbreviations:

GDN	Global Depositary Note

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 12 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $155,454 or 69.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted according to local inflation Index.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	All or a portion of the portfolio is segregated as collateral for borrowings.
(13)	All or a portion segregated as collateral for options.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$7,525	$—	$7,525
Corporate Bonds	208,341	—	208,341
Foreign Government Securities	36,654	—	36,654
Loan Agreements	32,047	—	32,047
Mortgage-Backed Securities	5,558	—	5,558
Municipal Bonds	3,234	—	3,234
Equity Securities:
Preferred Stock	8,213	2,989	5,224
Purchased Options	197	197	—
Short-Term Investments	1,557	1,557	—

Total Investments before Written Options	$303,326	$4,743	$298,583

Written Options	$(454)	$(454)	$—

Total Investments Net of Written Options	$302,872	$4,289	$298,583

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Asset-Backed Securities
Investments in Securities Balance as of December 31, 2013:
Accrued discount (premium)	$474
Realized gain (loss)	—	(c)
Change in unrealized appreciation/(depreciation)	9
Purchases	2
Sales(b)	(485)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of June 30, 2014	$—

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2014, for any investment security where a change in pricing level occurred from the beginning to the end of the period
(b)	Includes paydowns on securities
(c)	Amount is less than $500

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value (Identified Cost $296,569)	$303,326
Cash	266
Deposits with prime broker	530
Receivables
Investment securities sold	1,324
Dividends and interest	4,212
Tax reclaims	75
Prepaid expenses	18
Prepaid trustee retainer	17

Total assets	309,768

Liabilities
Written options at value (Premiums received $882) (Note 5)	454
Payables
Borrowings (Note 8)	84,000
Investment securities purchased	1,526
Investment advisory fee	246
Administration fees	26
Professional fees	27
Interest payable on line of credit	2
Transfer agent fees and expenses	1

Total liabilities	86,282

Net Assets	$223,486

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$214,525
Accumulated undistributed net investment income (loss)	186
Accumulated undistributed net realized gain (loss)	1,581
Net unrealized appreciation (depreciation)	7,194

Net Assets	$223,486

Net Asset Value Per Share (Net assets/shares outstanding) Shares outstanding 11,255,236	$19.86

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

(Reported in thousands)

Investment Income
Interest	$9,335
Dividends	135
Foreign taxes withheld	(45)

Total investment income	9,425

Expenses
Investment advisory fees	1,458
Administration and accounting fees	202
Trustees’ fees and expenses	115
Printing fees and expenses	23
Professional fees	64
Registration fees	12
Transfer agent fees and expenses	8
Custodian fees	6
Miscellaneous	29

Total expenses before interest expense	1,917
Interest expense	447

Total expenses after interest expense	2,364

Net investment income	7,061

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	980
Net realized gain (loss) on foreign currency transactions	(92)
Net change in unrealized appreciation (depreciation) on investments	10,718
Net change in unrealized appreciation (depreciation) on foreign currency translations	9
Net change in unrealized appreciation (depreciation) on written options	428

Net realized and unrealized gain (loss) on investments	12,043

Net increase (decrease) in net assets resulting from operations	$19,104

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$7,061	$15,135
Net realized gain (loss)	888	3,257
Net change in unrealized appreciation (depreciation)	11,155	(15,746)

Increase (decrease) in net assets resulting from operations	19,104	2,646

From Distributions to Shareholders
Net investment income	(8,104)	(14,560)
Net realized short-term gains	(1,598)	(2,638)
Net realized long-term gains	(113)	—

Decrease in net assets from distributions to shareholders	(9,815)	(17,198)

Net increase (decrease) in net assets	9,289	(14,552)

Net Assets
Beginning of period	214,197	228,749

End of period	$223,486	$214,197

Accumulated undistributed net investment income (loss) at end of period	$186	$1,229

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Cash Flows Provided by (used) for Operating Activities:
Net increase (decrease) in net assets resulting from operations	$19,104

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided/(used) by operating activities:
Proceeds from sales and paydowns of long-term investments	87,788
(Increase) Decrease in securities sold receivable	(1,324)
Purchase of long-term investments	(76,782)
Premiums paid for purchased options	(351)
Increase (Decrease) in purchase payables	(1,377)
Net (purchases) or sales of sales of short-term securities	2,844
Premiums paid for written options	882
Net change in unrealized (appreciation)/depreciation	(11,155)
Net realized (gains)/loss from sales of long-term investments and foreign currency	(888)
Net amortization of premium/(discount)	(822)
(Increase) Decrease in deposit with prime broker for options contracts	(530)
(Increase) Decrease in tax reclaims receivable	(39)
(Increase) Decrease in dividends and interest receivable	460
(Increase) Decrease in prepaid expenses	(4)
(Increase) Decrease in Trustee retainer	(17)
Increase (Decrease) in interest expense payable	(1)
Increase (Decrease) in investment advisory fees payable	(2)
Increase (Decrease) in other affiliates payable	— (1)
Increase (Decrease) in other accrued expenses payable	(48)

Cash provided by (used) for operating activities	17,738

Cash provided by (used) for financing activities:
Cash payments from borrowings	(9,000)
Cash dividends paid to shareholders	(9,815)

Cash provided by (used) for financing activities:	(18,815)

Net increase (decrease) in cash	(1,077)

Cash:
Cash and foreign currency at beginning of period	1,343

Cash and foreign currency at end of period	$266

Cash flow information:
Cash paid during the period for interest	$448

(1)	Amount less than $500.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS

(Selected per share data and ratios for a share outstanding throughout each period)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	From Inception[1] to December 31, 2012
PER SHARE OPERATING DATA:
Net asset value, beginning of period	$19.03		$20.32	$19.10	(1)

Income from investment operations:
Net investment income/(loss)(2)	0.63		1.34	1.08
Net realized and unrealized gain/(loss)	1.07		(1.10)	1.19

Total from investment operations	1.70		0.24	2.27

Dividends and/or Distributions to Shareholders:
Dividends from net investment income	(0.72)		(1.29)	(0.93)
Dividends from net realized gains	(0.15)		(0.24)	(0.12)

Total Dividends and Distributions to Shareholders	(0.87)		(1.53)	(1.05)

Net Asset Value, End of Period	$19.86		$19.03	$20.32

Market Price, End of Period(3)	$17.86		$16.92	$18.90

Total Return on Net Asset Value(4)	9.76	%(7)	1.89%	12.61	%(7)
Total Return on Market Value(5)	11.02	%(7)	(2.55)%	(0.02	)%(7)
Net Assets, End of Period (000’s)	$223,486		$214,197	$228,749

RATIOS/SUPPLEMENTAL DATA:
Ratio of Total Expenses to Average Net Assets(6)	2.20	%(8)	2.16%	2.19	%(8)
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.58	%(8)	6.87%	6.65	%(8)
Portfolio Turnover Rate	25	%(7)	48%	46	%(7)

Bank Borrowings:
Loan Outstanding, End of Period (000’s)	$84,000		$93,000	$93,000
Asset Coverage for Loan Outstanding	337%		330%	346%

(1)	Fund commenced operations on February 23, 2012, the date which its initial public offering shares were issued.
(2)	Based on average number of shares of common stock outstanding.
(3)	Closing price – NYSE
(4)	Total Return on NAV is calculated using the Net asset value of common stock on the first business day and the closing Net asset value on the last business day of the period. Dividends and distributions if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.
(5)	Total return on market value is calculated assuming a purchase of a share of the Fund’s common stock at the opening New York Stock Exchange (“NYSE”) share price on the first business day and a sale at the closing NYSE share price on the last business day of the period. Dividends and distributions if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.
(6)	Ratio of operating expenses, excluding interest expense on the line of credit, was 1.79%, 1.73%, and 1.74% for the periods ended June 30, 2014, December 31, 2013, and December 31, 2012, respectively.
(7)	Not annualized
(8)	Annualized

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

Note 1. Organization

The Fund was incorporated as a statutory trust under the laws of the State of Delaware on November 9, 2011. The Fund commenced operations on February 23, 2012, as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to maximize current income while preserving capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Short-term notes having a maturity date of 60 days or less are valued at amortized cost which approximates market and are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in close-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 pm Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on securities using the effective interest method.

C.	Federal Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable.

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

F.	When-issued Purchases and Forward Commitments (Delayed-Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

At June 30, 2014, the Fund only held assignment loans.

H.	Derivative Financial Instruments

Enhanced disclosures about derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by better enabling investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

I.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

A.	Adviser

($ reported in thousands)

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund. The Adviser supervises the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser will receive a monthly fee at an annual rate of 0.95% as a percentage of the average daily managed assets which is defined as the value of the total assets of the Fund minus sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtness, constituting financial leverage).

B.	Subadviser

The subadviser manages the investments of the Fund for which they are paid a fee by the Adviser. Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser for the Fund.

C.	Administrator

Virtus Fund Services, LLC, (“VFS”) an indirect wholly-owned subsidiary of Virtus, serves as Administrator to the Fund.

For the period ended June 30, 2014, the Fund incurred administration fees totaling $153 which are included in the Statement of Operations.

D.	Trustees

For the period ended June 30, 2014, the Fund incurred trustee fees totaling $101 which are included in the Statement of Operations.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended June 30, 2014 were as follows:

Purchases	Sales
$76,782	$87,788

There were no purchases or sales of long-term U.S. Government and agency securities for the period ended June 30, 2014.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Note 5. Derivative Transactions

($ reported in thousands)

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk. For additional information on the options in which the Fund was invested during the reporting period, refer to the Schedule of Investments and Note 2H.

	Calls		Puts
	Number of Contracts	Premiums received	Number of Contracts	Premiums received
Written Options outstanding at December 31, 2013	—	$—	—	$—
Options written	2,294	153	2,294	729
Options closed	—	—	—	—
Options expired	—	—	—	—
Options exercised	—	—	—	—

Written Options outstanding at June 30, 2014	2,294	$153	2,294	$729

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of June 30, 2014:

Statement of Assets and Liabilities
Assets:	$—
Liabilities: Written options at value	(454)

Net asset (liability) balance	$(454)

Statement of Operations
Net realized gain (loss) on written options	$—
Net change in unrealized appreciation (depreciation) on written options	428

Total realized and unrealized gain (loss) on written options	$428

The average volume of derivative activities may not be indicative of actual activity. The Fund began investing in written options during June 2014.

Note 6. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2014, the Fund did not hold any securities that are both illiquid and restricted.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. At June 30, 2014, the Fund held 33% of its total investments in securities within the financials sector.

Note 8. Borrowings

($ reported in thousands)

The Fund has entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000, which may be increased to $150,000 under certain circumstances (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 50% of the Commitment Amount is outstanding as a loan to the Fund. There were no commitment fees paid or accrued for the six months ended June 30, 2014. The Agreement is renewable by the Fund with the Bank’s consent. The Agreement may also be converted to a 364 day fixed term facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From January 1, 2014 – June 30, 2014, the

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

average daily borrowings under the Agreement and the weighted daily average interest rate were $92,950 and 0.956%, respectively. At June 30, 2014, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$84,000	0.950%

Note 9. Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to such arrangements and expects the risk of loss to be remote.

Note 10. Capital Transactions

At June 30, 2014, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,255,236 shares are outstanding. Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be. During the periods ended June 30, 2014 and December 31, 2013, there were no shares issued pursuant to the plan.

On May 23, 2014 Fund announced a distribution of $0.12 shareholders of record on July 11, 2014. This distribution has an ex-dividend date of July 9, 2014 and is payable on July 18, 2014.

Note 11. Regulatory Exams

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively “the Company”) with securities and other laws and regulations affecting their registered products.

There are currently no such matters which the Company believes will be material to these financial statements.

Note 12. Federal Income Tax Information

($ reported in thousands)

At June 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments	$296,574	$11,094	$(4,342)	$6,752
Written options	(882)	428	—	428

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that, there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION

In accordance with the requirements of the Sarbanes-Oxley Act, the Fund’s CEO (the President of the Fund) and CFO (the Treasurer of the Fund) have filed the required “Section 302” certifications with the SEC on Form N-CSR.

In accordance with Section 303A of the NYSE listed company manual, the CEO certification has been filed with the NYSE.

KEY INFORMATION

Virtus Global Multi-Sector Income Fund Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Global Multi Sector Income Fund (the “Fund”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement with Newfleet Asset Management, LLC (“Newfleet”) (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”). At an in-person meeting held on December 6, 2013, the Board, including a majority of the Trustees who are not interested persons of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and Newfleet (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which the subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that an affiliate of VIA serves as administrator to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amdended (“1940 Act”).

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including the fact that the Subadviser was not currently involved in any regulatory actions, investigations or material litigation.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, that the Fund performed at the median of its Performance Universe for the 1-year period, and that the Fund outperformed its benchmark for the 1-year period ended September 30, 2013.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board noted that the Fund’s net management and net total expenses were above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability of VIA for its management of the Fund, as well as its profits and those of its affiliates for managing and providing other services to the Fund, such as administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA, and therefore the board considered the profitability of VIA and the Subadviser together. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that due to the closed-end structure of the Fund, assets under management were unlikely to be able to grow through sales of the Fund’s shares. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. The Board noted that an affiliate of VIA also provides administrative services to the Fund. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios affiliated with the Fund or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

Report on Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 20, 2014. The meeting was held for purposes of electing two (2) nominees to the Board of Trustees.

The results were as follows:

Election of Trustees	Votes For	Votes Withheld
William R. Moyer	9,315,162	162,875
James M. Oates	9,314,444	163,593

Based on the foregoing, William R. Moyer and James M. Oates were re-elected as Trustees. The Fund’s other Trustees who continue in office are George R, Aylward, Phillip R. McLoughlin, and Thomas F. Mann.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

101 Munson Street

Greenfield, MA 01301-9668

Board of Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas F. Mann

William R. Moyer

James M. Oates

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer Agent

Computershare Trust Company NA

P.O. Box 43078

Providence, RI 02940-3078

How to Contact Us

Shareholder Services 1-866-270-7788

Web site www.Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

8527	08-14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    09/05/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    09/05/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    09/05/14

* Print the name and title of each signing officer under his or her signature.